Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Monetary assets
Cash and cash equivalents	$ 75,767	$ 98,521	$ 124,295
Accounts receivable	2,396	3,194
Long-term investments - common shares held	164,753	95,608
Long-term investments - warrants held		124
Convertible note receivable	12,899	15,777
Other long-term assets	13,941	11,289
Monetary liabilities
Accounts payable and accrued liabilities	19,883	12,118
Current taxes payable	3,361
Currency risk [member]
Monetary assets
Cash and cash equivalents	731	453
Accounts receivable	637	71
Long-term investments - common shares held	161,421	90,003
Long-term investments - warrants held		124
Convertible note receivable	12,899	15,777
Other long-term assets	1,105	717
Total Canadian dollar denominated monetary assets	176,793	107,145
Monetary liabilities
Accounts payable and accrued liabilities	16,128	5,542
Current taxes payable	3,361
Performance share units	8,808	1,165
Total Canadian dollar denominated monetary liabilities	$ 28,297	$ 6,707